Common shares (Tables)	12 Months Ended
Dec. 31, 2020
Share-Based Payment Arrangements [Abstract]
Summary of vesting schedule of restricted stock	The share price on the issuance date was $22.15 per share. The vesting schedule of the restricted stock issued to our employees is as follows:

Number of restricted shares	Vesting date
123,518	September 4, 2020
21,750	November 4, 2020
21,479	March 1, 2021
123,518	September 3, 2021
21,750	November 5, 2021
21,480	March 1, 2022
123,519	September 2, 2022
21,751	November 4, 2022
21,480	March 1, 2023
500,245

Summary of activity for awards of restricted stock
The following is a summary of activity for awards of restricted stock during the years ended December 31, 2020 and 2019:

	Number of Shares	Weighted Average Grant Date Fair Value
Outstanding and non-vested, December 31, 2018	3,359,887	$30.05
Granted	510,420	26.57
Vested	(306,065)	65.96
Forfeited	(2,500)	46.41
Outstanding and non-vested, December 31, 2019	3,561,742	26.45
Granted	925,080	24.16
Vested	(678,649)	36.01
Forfeited	(1,400)	26.64
Outstanding and non-vested, December 31, 2020	3,806,773	$24.19

Summary of future stock compensation expense
Assuming that all the restricted stock will vest, the stock compensation expense in future periods, including that related to restricted stock issued in prior periods will be:

In thousands of U.S. dollars	Employees	Directors	Total
For the year ending December 31, 2021	20,622	1,291	21,913
For the year ending December 31, 2022	12,596	488	13,084
For the year ending December 31, 2023	5,595	107	5,702
For the year ending December 31, 2024	1,607	—	1,607
For the year ending December 31, 2025	123	—	123
	$40,543	$1,886	$42,429

Summary of dividend payments
The following dividends were paid during the years ended December 31, 2020, 2019 and 2018.

Dividends	Date
per share	Paid
$0.100	March 27, 2018
$0.100	June 28, 2018
$0.100	September 27, 2018
$0.100	December 13, 2018
$0.100	March 28, 2019
$0.100	June 27, 2019
$0.100	September 27, 2019
$0.100	December 13, 2019
$0.100	March 13, 2020
$0.100	June 15, 2020
$0.100	September 29, 2020
$0.100	December 14, 2020